Deferred charges (Tables)	9 Months Ended
Sep. 30, 2016
Text Block [Abstract]
Deferred Charges

		Financing
	Dry-docking	fees	Total
December 31, 2015	$42,774	$14,525	$57,299
Cost incurred	19,561	6,080	25,641
Amortization expensed	(9,783)	(1,259)	(11,042)
September 30, 2016	$52,552	$19,346	$71,898